Goodwill and Intangible Assets, Net	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets, Net
Goodwill and Intangible Assets, Net
5.	Goodwill and Intangible Assets, Net

During the year of 2021, the Company purchased a domain name for $2,202. The purchase of the domain name created an intangible asset with an indefinite life that is not being amortized for book purposes.

There were no changes in the recorded balance of goodwill during the year ended December 31, 2021. In- process research and development assets were acquired in business combinations, and launched in September 2021. The Company started to amortize the assets in September 2021using the straight-line method over the estimated useful lives determined as 5 years. The components of intangible assets and accumulated amortization are as follows:

The components of intangible assets and accumulated amortization are as follows:

	As of December 31, 2021
	Weight Average	Gross		Net
	Remaining	Carrying	Accumulated	Carrying
	Amortization Period	Amount	Amortization	Amount
Finite-lived intangible assets:
Developed technology	3.0 years	$13,200	$(5,250)	$7,950
Customer relationships	7.0 years	7,410	(1,696)	5,714
Trade name	0.0 years	320	(320)	—
Launched IPR&D assets.	5.0 years	960	—	960
Total finite-lived intangible assets		21,890	(7,266)	14,624
Indefinite-lived intangible assets:
Trade name – website domain (forge.com)	Indefinite	2,202	—	2,202
Total infinite-lived intangible assets		2,202	—	2,202
Total intangible assets		$24,092	$(7,266)	$16,826

	As of December 31, 2020
	Weight Average	Gross		Net
	Remaining	Carrying	Accumulated	Carrying
	Amortization Period	Amount	Amortization	Amount
Finite-lived intangible assets:
Developed technology	3.6 years	$13,200	$(1,673)	$11,527
Customer relationships	7.9 years	7,410	(759)	6,651
Trade name	0.9 years	320	(46)	274
Total finite-lived intangible assets		20,930	(2,478)	18,452
Indefinite-lived intangible assets:
In-process research and development asset	Indefinite	960	—	960
Total infinite-lived intangible assets		960	—	960
Total finite-lived intangible assets		$21,890	$(2,478)	$19,412

Amortization expense related to finite-lived intangible assets for the years ended December 31, 2021 and 2020 was $4,788 and $2,191, respectively, and was included in depreciation and amortization in the accompanying consolidated statements of operations and comprehensive loss.

The table below presents estimated future amortization expense for definite-lived intangible assets as of December 31, 2021:

Amount
2022	$3,915
2023	3,915
2024	3,462
2025	802
2026	802
Thereafter	1,728
Total	$14,624